MILLING - COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2025
MILLING - COST OF SALES
Schedule of cost of sales

	Year
	Ended December 31,
	2025	2024
	$	$
Amortization and depreciation	270,882	203,832
Power and fuel	204,341	141,722
Mill supplies and rentals	672,505	415,633
Mill repairs	293,402	525,943
Salaries and wages	1,616,152	967,641
Other	5,140	2,282
Total milling - cost of sales	3,062,422	2,257,053